Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade And Other Payables
Schedule of Trade and Other Payables

	2024 ($)	2023 ($)
Payable to member gyms	69,019	61,065
Taxes payable	603,550	560,204
Trade payables	540,102	723,105
Provision for refund liability	-	70,000
Other Payables	778,865	620,062
Total trade and other payables	1,991,536	2,034,436